UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number  811-21030
                                                ----------------------

                        ACP Continuum Return Fund II, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                 1205 Westlakes Drive, Suite 100 Berwyn PA 19312
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                  John H. Grady
                                  -------------

                        Turner Investment Partners, Inc.
                        --------------------------------

                         1205 Westlakes Drive, Suite 100
                         -------------------------------

                                Berwyn, PA 19312
                                ----------------

                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1759
                                                           ------------------

                       Date of fiscal year end: 12/31/03
                                               -----------------

                       Date of reporting period: 6/30/03
                                                ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                              FINANCIAL STATEMENTS

                        ACP CONTINUUM RETURN FUND II, LLC
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASCENDANT
 CAPITAL
PARTNERS

                                                    ACP CONTINUUM RETURN FUND II

--------------------------------------------------------------------------------
FIRST QUARTER 2003 REVIEW
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                              1Q03    JANUARY    FEBRUARY     MARCH       SINCE    STANDARD         CRFF
                                                                                     INCEPTION*   DEVIATION  CORRELATION
-------------------------------------------------------------------------------------------------------------------------
ACP CONTINUUM RETURN FUND**                  1.43%      0.99%       0.45%    -0.01%       2.28%       2.06%          N/A
Lehman Aggregate Bond                        1.39%      0.09%       1.38%    -0.08%      11.68%       2.99%         0.14
90 Day T-Bills                               0.31%      0.10%       0.09%     0.12%       1.65%       0.09%        -0.50
S&P 500 DRI                                 -3.14%     -2.59%      -1.55%     1.00%     -24.78%      19.98%         0.21

*Fund inception 4/2002
**Performance numbers are net of fees

-------------------------------------------------------------------------------------------------------------------------


FUND OBJECTIVE

The ACP Continuum Return Fund II is a fund of hedge funds currently comprised of investments in seven hedge funds employing low-volatility strategies. The Fund's objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). Ascendant Capital Partners, LLC will invest the Fund's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

STRATEGY REVIEW AND OUTLOOK

In general, the strategies that this Fund pursues should not be affected by macro market or economic events. The strategies employed are non-directional in nature and should be immune to the whims of the capital markets.

The one strategy that was in fact affected by the market environment in this quarter, was that of our statistical-arbitrage manager. The extreme volatility caused by the war in Iraq resulted in many of the normal statistical relationships between this manager's holdings to break down. In response, the manager adopted his usual practice of widening the spread required to initiate a new position. With the worst of the war apparently behind us at the time of this writing in early April, we expect the statistical relationships between holdings to revert to more normal patterns.

Our merger-arbitrage managers continue to generate steady albeit small returns. Throughout the industry, sizable amounts of money have been pulled from this strategy, which we think enhances the prospects for merger arbitrage. Takeover activity seems to have bottomed and should be on the upswing, providing our managers with more opportunities.

Both our hedged distressed and convertible arbitrage managers have done well, benefiting from a significant narrowing of credit spreads in the quarter. We continue to like the return potential of both strategies and have identified several managers from our qualified pool to invest with as our assets grow.

CONCLUSION

March 31, 2003, marked the one-year anniversary of the ACP Continuum Return Fund
II. Our inaugural year was an eventful one. We were pleased to have weathered the events of last summer that could have wreaked havoc on the Fund's strategies with only minor damage. Since then the Fund's performance has been on track: over the first year the Fund met its objective of delivering positive (absolute) returns not correlated with our investors' traditional investments, thereby adding the risk-reducing benefits of diversification to their overall portfolios.

Our returns, while positive and competitive, have not met the low end of our projected range, so as our offering documents state, we will lower our annual management fee beginning April 1, 2003 by 0.50% to 0.75% until and unless our trailing 12-month returns exceed the 6% level.


--------------------------------------------------------------------------------
1205 Westlakes Drive   1-800-790-3941       Distributor:
Suite 100              www.acpfunds.com     Turner Investment Distributors, Inc.
Berwyn, PA 19312                            Berwyn, PA
                                            Member NASD

We continue to increase our qualified pool of managers and look forward to adding more such fund holdings as the Fund's assets of the ACP Continuum Return Fund II grow. We are confident that these funds, along with our existing ones, will help us deliver higher returns to you in the manner we have described.

If you would like to learn more about the ACP Continuum Return Fund II, we urge you to look at our updated web site, www.acpfunds.com. And by all means, please let us know if you have any questions. We thank you for this opportunity to be of service and look forward to hearing from you.

Sincerely,


/s/ Gary E. Shugrue
-------------------
Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LLC




Performance shown for the Fund is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the fund at this level beyond its initial one-year commitment. Performance numbers for the indices shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the Fund set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the fund. Please read it carefully before you invest or send money. This fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in this fund.

Turner Investment Distributors Inc., an NASD member, is placement agent for all ACP Funds.


--------------------------------------------------------------------------------
1205 Westlakes Drive   1-800-790-3941       Distributor:
Suite 100              www.acpfunds.com     Turner Investment Distributors, Inc.
Berwyn, PA 19312                            Berwyn, PA
                                            Member NASD

ASCENDANT
 CAPITAL
PARTNERS

                                                    ACP CONTINUUM RETURN FUND II

--------------------------------------------------------------------------------
SECOND QUARTER 2003 REVIEW
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                              2Q03      APRIL         MAY      JUNE       YTD        SINCE    STANDARD         CRFF
                                                                                                INCEPTION*   DEVIATION  CORRELATION
-----------------------------------------------------------------------------------------------------------------------------------
ACP CONTINUUM RETURN FUND**                  2.13%      1.24%       0.63%     0.25%     3.47%        4.34%       2.09%          N/A
Lehman Aggregate Bond                        2.74%      0.91%       2.04%    -0.22%     4.17%       15.72%       3.05%         0.18
90 Day T-Bills                               0.19%      0.09%       0.10%     0.08%     0.05%        1.86%       0.10%        -0.51
S&P 500 DRI                                 15.42%      8.28%       5.25%     1.28%    11.80%      -13.18%      20.95%         0.40

*Fund inception 4/2002
**Performance numbers are net of fees

-----------------------------------------------------------------------------------------------------------------------------------

FUND OBJECTIVE

The ACP Continuum Return Fund II is a fund of hedge funds currently comprised of investments in hedge funds employing low-volatility strategies. The Fund's objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). Ascendant Capital Partners, LLC will invest the Fund's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

STRATEGY REVIEW AND OUTLOOK

THE ESSENCE OF RISK MANAGEMENT LIES IN MAXIMIZING THE AREAS WHERE WE HAVE SOME CONTROL OVER THE OUTCOME WHILE MINIMIZING THE AREAS WHERE WE HAVE ABSOLUTELY NO CONTROL OVER THE OUTCOME AND THE LINKAGE BETWEEN CAUSE AND EFFECT IS HIDDEN FROM US.

-PETER L. BERNSTEIN

This excerpt from Peter L. Bernstein's book AGAINST THE GODS concisely summarizes what our hedge-fund managers and we seek to do. As investors we must make decisions with incomplete knowledge, but at the same time we must make those decisions with as complete a set of facts as possible. We are aware of what we know but, very importantly, we know what we do not know as well. Successful hedge fund investing requires extensive amounts of in-depth research to uncover inefficiencies created by the market. And it also requires a certain amount of humility on the part of managers to understand what they have no control over and to hedge those risks properly.

As we search for talented managers, we constantly keep Mr. Bernstein's thought in mind. We always try to assess if managers have an "edge" and if they are talented at hedging uncontrollable risks. As fund of fund managers, we believe that our "edge" is our ability to evaluate and monitor that talent. We also have the humility (hard-earned from years of experience) to understand that, although we firmly believe in our "edge," we must hedge investments by employing a well-diversified, non-correlated group of hedge fund managers.

Compared with the same period last year, the second quarter of 2003 was relatively calm for our managers and their strategies.

The most important development was the pickup in merger and acquisition (M&A) activity after an extended subdued period. We think we will continue to see heightened M&A activity as the economy improves. A weaker dollar will also help. Also, many investors have abandoned the merger arbitrage sector strategies in recent years, helping create new opportunities.


--------------------------------------------------------------------------------
1205 Westlakes Drive   1-800-790-3941       Distributor:
Suite 100              www.acpfunds.com     Turner Investment Distributors, Inc.
Berwyn, PA 19312                            Berwyn, PA
                                            Member NASD


              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

Opportunities also remain in the hedged-distressed market, as investors pick through the carnage from the last three years. Our hedged-distressed manager has been able to generate steady returns despite maintaining a very low net exposure. This strategy, also called capital structure arbitrage, is employed by being long and short different vehicles within a company's capital structure.

The convertible-bond market saw huge amounts of new issuance, which has already topped 2002's total. (Wall Street never fails to generate supply to meet investors' demands.) This issuance led to a small sell-off in June, which caused convertible-bond arbitrage managers in aggregate to suffer their first down month of performance -- a loss of 1.20% -- since last July. Our manager in this strategy incurred a small loss in June of 0.19%, after showing gains of 2.23% in April and 1.75% in May. This strategy seems a little crowded right now and is being hurt by low market volatility and the dividend-tax cut. We are pleased that our manager uses modest leverage in his strategy and avoids credit-default swaps in hedging credit risk. We see the use of extensive leverage and the over reliance on credit default swaps as potential risks for this strategy.

Our multi-strategy manager did very well in the quarter, benefiting from an exposure to the merger-arbitrage and distressed markets. In contrast, our statistical-arbitrage manager has been unable to make much headway and is under review.

During the quarter, we redeemed our investment from our only pure fixed-income manager. Dramatically lower interest rates have made it difficult for this manager to earn acceptable returns without using increased amounts of leverage. This increase in leverage along with a concern about the reduced return potential of fixed-income, as reflected in the low level of yields, and a small security pricing concern led to our redemption.

Also during the quarter, we added one low-volatility long/short equity manager, who concentrates on the natural-resources sector, maintains low net exposure, and has excellent risk controls.

Our investment outlook for the second half is optimistic. We think an improving economy -- or at the very least, an economy that has stopped declining -- will make for a friendlier investment climate. The credit concerns of last summer appear to be largely gone. The biggest risk we foresee is that low interest rates and low volatility may make it difficult for our managers to generate satisfactory returns.

PERFORMANCE REVIEW

The Fund gained 2.25% in the second quarter and is up 3.60% year to date. Both of these numbers, as well as the Fund's low correlation with other financial instruments, are in line with the stated goals of the Fund.

Since the Fund's inception in April 2003, we have gained 4.46% while incurring volatility (standard deviation) of 2.09%.

CONCLUSION

We are off to a good start this year, which we think will continue in the second half. IWe think our managers are positioned to perform well in the volatile choppy market we expect.

For the past 12 months we continue to fall below the low end of our fee break point. As a result we will lower our management fees from 1.25% to 0.75%. Should our performance continue to improve, the fees, which are accrued monthly and paid quarterly, should revert to normal sometime during the second half of 2003.


--------------------------------------------------------------------------------
1205 Westlakes Drive   1-800-790-3941       Distributor:
Suite 100              www.acpfunds.com     Turner Investment Distributors, Inc.
Berwyn, PA 19312                            Berwyn, PA
                                            Member NASD


              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

If you would like to learn more about the ACP Continuum Return Fund II, we urge you to look at our updated Web site, www.acpfunds.com. And by all means, please let us know if you have any questions. We thank you for this opportunity to be of service and look forward to hearing from you.



Sincerely,


/s/ Gary E. Shugrue
-------------------
Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LLC



Performance shown for the Fund is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the fund at this level beyond its initial one-year commitment. Performance numbers for the indexes shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the Fund set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in this Fund.

Turner Investment Distributors Inc., an NASD member, is placement agent for all ACP Funds.

RISK FACTORS

o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.
o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

Funds that invest in hedge funds, such as those managed by Ascendant, present additional considerations for investors:

o   These funds are relatively new, and do not have an established track record.
o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
o The fund of funds structure adds additional fees and expenses, which can materially impact an investor's returns.


--------------------------------------------------------------------------------
1205 Westlakes Drive   1-800-790-3941       Distributor:
Suite 100              www.acpfunds.com     Turner Investment Distributors, Inc.
Berwyn, PA 19312                            Berwyn, PA
                                            Member NASD


              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

                       ACP CONTINUUM RETURN FUND II, LLC

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2003
                                   (UNAUDITED)


                                TABLE OF CONTENTS


Schedule of Investments                                                       1
Statement of Assets, Liabilities and Members' Capital                         2
Statement of Operations                                                       3
Statement of Changes in Members' Capital                                      4
Statement of Cash Flows                                                       5
Notes to Financial Statements                                                 6

ACP CONTINUUM RETURN FUND II, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

INVESTMENTS IN UNDERLYING FUNDS - 100.91%
    CONVERTIBLE ARBITRAGE - 15.99%
       Argent LowLev Convertible Arbitrage Fund, LLC (Cost $175,000)                           $  208,845
                                                                                               ----------
                                                                                                  208,845
                                                                                               ----------
    FIXED INCOME - 15.36%
       Van Eck Absolute Return, LP (Cost $200,000)                                                200,584
                                                                                               ----------
                                                                                                  200,584
                                                                                               ----------
    HEDGED DISTRESSED - 14.88%
       Mellon HBV Rediscovered Opportunities Fund, LP (Cost $175,000)                             194,450
                                                                                               ----------
                                                                                                  194,450
                                                                                               ----------
    MERGER ARBITRAGE - 26.93%
       Arbitrage Associates, LP (Cost $175,000)                                                   179,837
       West Broadway Partners, LP (Cost $175,000)                                                 172,014
                                                                                               ----------
                                                                                                  351,851
                                                                                               ----------
    MULTI-STRATEGY - 14.44%
       Taconic Capital Partners, LP (Cost $175,000)                                               188,595
                                                                                               ----------
                                                                                                  188,595
                                                                                               ----------
    STATISTICAL ARBITRAGE - 13.31%
       Tiedemann Invictus Equity Statistical Arbitrage Fund, LLC (Cost $175,000)                  173,871
                                                                                               ----------
                                                                                                  173,871
                                                                                               ----------

    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,250,000)                                     1,318,196

    OTHER ASSETS, LESS LIABILITIES - (0.91%)                                                      (13,456)
                                                                                               ----------
    MEMBERS' CAPITAL  -  100.00%                                                               $1,304,740
                                                                                               ==========

                 See Accompanying Notes to Financial Statements

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

ASSETS

Investments in Underlying Funds, at fair value (cost - $1,250,000)               $1,318,195
Receivable from Investment Manager                                                   79,224
Receivable for disposition of investments in Underlying Funds                         3,964
Cash and cash equivalents                                                            90,713
Interest receivable                                                                      46
                                                                                 ----------
       TOTAL ASSETS                                                               1,492,142
                                                                                 ----------
LIABILITIES

Management fee payable                                                                6,331
Shareholder servicing fee payable                                                     1,816
Board of directors fees payable                                                       2,125
Other accrued expenses                                                              177,130
                                                                                 ----------

       TOTAL LIABILITIES                                                            187,402
                                                                                 ----------

       MEMBERS' CAPITAL                                                          $1,304,740
                                                                                 ==========

Units Outstanding (100,000,000 units authorized)                      125,057.315
Net Asset Value per Unit (offering and redemption price per unit)         $ 10.43


                 See Accompanying Notes to Financial Statements

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 2003

INVESTMENT INCOME
    Interest                                                        $   229
                                                                    -------
          TOTAL INVESTMENT INCOME                                       229
                                                                    -------
EXPENSES
    OPERATING EXPENSES:
       Accounting and administration fees                            54,000
       Audit fees                                                    15,000
       Legal fees                                                    12,500
       Management fees                                                6,331
       Board of directors fees                                        5,375
       Custodian fees                                                 4,798
       Other expenses                                                 1,869
                                                                    -------
          TOTAL OPERATING EXPENSES                                   99,873
                                                                    -------
       Reimbursement from Investment Manager                        (90,714)
       Accounting and administration fees waived                     (1,875)
                                                                    -------
          NET OPERATING EXPENSES                                      7,284
                                                                    -------
          NET INVESTMENT LOSS                                        (7,055)

REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS
       Net realized gain on investments in Underlying Funds          10,308
       Net appreciation of investments in Underlying Funds           40,555
                                                                    -------
          NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS       50,863

          INCREASE IN MEMBERS' CAPITAL FROM OPERATIONS              $43,808
                                                                    =======

                 See Accompanying Notes to Financial Statements

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                               APRIL 1, 2002
                                                           SIX MONTHS ENDED   (COMMENCEMENT OF
                                                            JUNE 30, 2003       OPERATIONS) TO
                                                             (UNAUDITED)      DECEMBER 31, 2002
Members' capital at beginning of period                       $1,260,932        $       --

    Capital contributions                                             --         1,250,613

    Net investment loss                                           (7,055)          (17,322)

    Net realized gain on investments in Underlying Funds          10,308                --

    Net appreciation of investments in Underlying Funds           40,555            27,641
                                                              ----------        ----------

       Members' capital at end of period                      $1,304,740        $1,260,932
                                                              ==========        ==========

                 See Accompanying Notes to Financial Statements

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 2003
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital from operations                        $  43,808
    Adjustments to reconcile increase in members' capital from operations to net cash provided by operating activities:
          Purchase of investments in Underlying Funds                (200,000)
          Receivable on investments in Underlying Funds                (3,964)
          Proceeds from investments in Underlying Funds               185,308
          Increase in interest receivable                                 (41)
          Net realized gain on investments in Underlying Funds        (10,308)
          Net appreciation on investments in Underlying Funds         (40,555)
          Decrease in receivable from Investment Manager               83,094
          Increase in accrued expenses                                 29,960
                                                                    ---------
    Net cash provided by operating activities                          87,302
                                                                    ---------
CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                  --
    Capital withdrawals                                                    --
                                                                    ---------
    Net cash provided by financing activities                              --
                                                                    ---------
Net increase in cash and cash equivalents                              87,302
Cash and cash equivalents at beginning of period                        3,411
                                                                    ---------
Cash and cash equivalents at end of period                          $  90,713
                                                                    =========

                 See Accompanying Notes to Financial Statements

ACP CONTINUUM RETURN FUND II, LLC

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         ACP Continuum Return Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager will invest the Fund's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

         Ascendant Capital Partners, LLC, a Delaware limited liability company, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. The Investment Manager is a majority-owned subsidiary of Turner Investment Partners, Inc. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A. NET ASSET VALUATION

         The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended. The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents, and the valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

         Interest income is recorded on the accrual basis.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. FUND EXPENSES

         The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the period ended June 30, 2003, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $90,714.

         C. INCOME TAXES

         The Fund intends to be treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

         D. CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At June 30, 2003, the Fund held $90,713 in cash at PNC Bank.

         E. ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

     3. ALLOCATION OF PROFITS, MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period will be allocated among and credited to or debited against the capital accounts of the Members as of the last day of each Allocation Period in accordance with each Member's respective ownership percentage for such period.

         Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.25% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve month return. The Management Fee will not be lower than 0.75% per annum or higher than 1.75% per annum after adjustment. The performance adjustment resulted in a decrease to the management fee of $1,609 for the six month period ended June 30, 2003.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

     3. ALLOCATION OF PROFITS, MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives an annual retainer of $4,500 plus a fee for each meeting attended. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based primarily upon average members' capital, subject to certain minimums. During the six months ended June 30, 2003, PFPC Inc. agreed to waive fees in the amount of $1,875. These fees may be recovered by PFPC Inc. if the administration and accounting agreement is terminated prior to April 1, 2005.

     4.  SECURITIES TRANSACTIONS

         Total purchases of Underlying Funds for the six month period ended June 30, 2003, amounted to $200,000. Total proceeds from sales of Underlying Funds for the six months ended June 30, 2003, amounted to $185,308. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The allocated taxable income is reported to the Fund by the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of June 30, 2003.

     5.  RISK FACTORS

         An investment in Units involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

     6.  REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

         With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------


     6.  REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS (CONTINUED)

         The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

         The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distributions.

     7.  CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION

         Transactions in Units for the six months ended June 30, 2003 were as follows:

         Number of Units issued                                     0.000
         Number of Units redeemed                                  (0.000)
                                                                   -------
         Net increase in Units outstanding                          0.000
         Units outstanding, beginning of period               125,057.315
                                                              -----------
         Units outstanding, end of period                     125,057.315
                                                              ===========

         Per Unit Operating Performance:

                                                                            Six Months Ended           April 1, 2002 to
                                                                             June 30, 2003             December 31, 2002
         Net asset value at beginning of period                                  $10.08                    $10.00
           Income from investment operations
              Net investment loss                                                 (0.06)                    (0.14)
              Net realized and unrealized gain from investments                    0.41                      0.22
                                                                                 ------                    ------
              Total from investment operations                                     0.35                      0.08
                                                                                 ------                    ------

         Net increase in net asset value                                           0.35                      0.08
                                                                                 ------                    ------
         Net asset value at end of period                                        $10.43                    $10.08
                                                                                 ======                    ======

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

     7.  CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

         Ratios and Supplemental Data:

         The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

                                                                         Six Months Ended              April 1, 2002 to
                                                                           June 30, 2003              December 31, 2002

         Net investment income / (loss)                                       (1.11)%                       (1.85)%

         Gross expenses                                                       15.72 %                       23.31%
         Expenses waived / reimbursed                                         14.58%                        21.45%
         Net expenses                                                          1.14%                         1.86%

         Total return (not annualized)                                         3.47%                         0.83%

         An individual Member's ratios and return may vary from the above based on the timing of capital contributions.

         Portfolio Turnover                                                   14.86%                         0.00%

         Members' Capital at end of period (000s)                             $1,305                        $1,261

ACP CONTINUUM RETURN FUND II, LLC

BOARD OF DIRECTORS


The identity of the Directors and brief biographical information is set forth below. Each Director who is deemed to be an "interested person" of the Fund, as defined in the Investment Company Act, is indicated by an asterisk.


Name, Age, Address and               Length of         Principal Occupation During                Other Directorships
Position with Fund                   Time Served       Past Five Years                            Held by Director
------------------------------------------------------------------------------------------------------------------------------------

Mr. Robert Turner,* Age 46           15 months         Chief Investment Officer - Growth          Turner Funds, Berwyn, PA;
1205 Westlakes Drive                                   Equities and Chairman                      Alpha Select Funds, Berwyn, PA;
Suite 100, Berwyn, PA                                  of Turner Investment Partners,             ACP Funds Trust, Berwyn, PA;
Director                                               Inc.                                       Westlakes Institutional
                                                                                                  Portfolio, Berwyn, PA;
                                                                                                  Episcopal Academy; Mercer, PA;
                                                                                                  and Bradley University, Peoria, IL

Mr. John Connors, Age 59             15 months         Portfolio Manager,                         ACP Funds Trust, Berwyn, PA;
467 Belrose Lane                                       Guyasuta Investment Advisors;              Westlakes Institutional
Radnor, PA                                             previously, Portfolio Manager,             Portfolio, Berwyn, PA
Director                                               Delaware Investments

* Mr. Turner is considered an "interested person" of the Fund as that term is defined in the Investment Company Act.
Mr. Turner is the Chairman and Chief Investment Officer - Growth Equities of Turner Investment Partners, Inc.
("Turner"). Mr. Turner also owns a majority interest in Turner.  Turner owns a majority interest in Ascendant Capital
Partners, LLC.

ACP CONTINUUM RETURN FUND II, LLC

FUND OFFICERS


Set forth below are the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.

Name, Age and                        Length of         Principal Occupation During
Position with Fund                   Time Served       Past Five Years
--------------------------------------------------------------------------------------------------

Stephen J. Kneeley, Age 39,          15 months         President & Co-Chief Executive
President                                              Officer for Turner Investment
                                                       Partners, Inc.

John H. Grady, Age 41,               15 months         General Counsel and Chief Operating
Executive Vice President                               Officer of Turner Investment Partners
Chief Operating Officer                                Inc.; previously, Partner, Morgan Lewis
                                                       & Bockius, LLP

Thomas R. Trala, Age 36,             15 months         Treasurer and Chief Financial Officer of
Treasurer and Chief Financial                           of Turner Investment Partners, Inc.
Officer

Gary Shugrue, Age 48,                15 months         Chief Investment Officer of Ascendant
Vice President and Chief                               Capital Partners, LLC; previously, Chief
Investment Officer                                     Operating Officer for Double Agent, LLC;
                                                       and General Partner of Argos Advisors

Diane Drake, Age 35,                 15 months         Deputy Counsel of Turner Investment
Secretary and Vice President                           Partners, Inc.; previously, Associate,
                                                       Stradley, Ronon, Stevens & Young, LLP;
                                                       Staff Attorney, Rodney Square
                                                       Management Corporation

Brian Ferko, Age 31,                 15 months         Product Manager/ Director of Mutual
Vice President                                         Fund Administration and Operations
                                                       of Turner Investment Partners, Inc.;
                                                       previously, Account Director, SEI
                                                       Investments

                                       12

ACP CONTINUUM RETURN FUND II, LLC

FUND OFFICERS (CONTINUED)


Name, Age and                        Length of         Principal Occupation During
Position with Fund                   Time Served       Past Five Years
-------------------------------------------------------------------------------------------------

John Canning, Age 32,                15 months         Subadvisory Institutional Service
Vice President                                         Product Manager, Turner Investment
                                                       Partners, Inc.; previously, Transfer
                                                       Agent Manager, Pilgrim Baxter and
                                                       Associates; Portfolio Implementation
                                                       Analyst, SEI Investments

Rami Livelsberger, Age 27,           15 months         Legal Assistant, Turner Investment
Vice President and Assistant                           Partners, Inc.; previously, Legal
Secretary                                              Assistant, Morgan Lewis & Bockius,
                                                       LLP; Temporary Employee, Kelly Services;
                                                       Temporary Employee, McCallion

                                       13


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ACP Continuum Return Fund II, LLC
---------------------------------

By (Signature and Title)*  /s/ John Grady
                         -------------------------------------------------------
                           John Grady
                           Executive Vice President

Date                       September 5, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John Grady
                         -------------------------------------------------------
                           John Grady
                           Executive Vice President


Date                       September 5, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas Trala
                         -------------------------------------------------------
                           Thomas Trala
                           Chief Financial Officer


Date                       September 5, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.